Share-Baed Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Share-Based Compensation
Restricted Stock Plan

We established the Restricted Stock Plan in 2002 and amended it on July 31, 2007. There are 500,000 shares of our common stock reserved for issuance under the Restricted Stock Plan, of which we have issued 278,843 shares as of December 31, 2011.
We expense the fair value of shares issued under the Restricted Stock Plan over the vesting periods of the awards based on the market value of our stock on the date of grant.

The following table sets forth the restricted stock activity for the year ended December 31, 2011:

Restricted Stock	Number of Shares	Weighted-average Grant Date Fair Value
Non-vested as of January 1, 2011	72,234	$44.04
Granted	72,234	$49.44
Vested	(72,234)	$44.04
Forfeited	0
Non-vested as of December 31, 2011	72,234	$49.44

On July 31, 2007, our Compensation Committee (“Committee”) approved the grant of 72,234 shares of restricted stock to certain officers under the Restricted Stock Plan. These shares of restricted stock vested in full on July 31, 2011. On August 2,
2011, the Committee approved the grant of an additional 72,234 shares of restricted stock to certain officers under the
Restricted Stock Plan. These shares will vest in full on August 2, 2014. During the vesting period, the shares of restricted stock will not have voting rights and will accrue dividends, which we will not pay until the shares have vested. We treat the restricted shares as issued and outstanding for calculation of diluted earnings per share only. Until fully vested, we will not consider the shares issued and outstanding for purposes of the basic earnings per share calculation.
Non-employee Directors’ Stock Ownership Plan

In May 2005, our shareholders approved the Non-employee Directors’ Stock Ownership Plan (“Directors’ Plan”). The purpose of the Directors’ Plan is to include our common stock as part of the compensation provided to our non-employee directors and to provide for stock ownership requirements for our non-employee directors. There are 200,000 shares of our common stock reserved for issuance under the Directors’ Plan, of which we have issued 43,959 shares as of December 31, 2011. Under the terms of the Directors’ Plan, we grant shares on or about June 1 of each year and we restrict these shares from sale or transfer by any recipient for six months from the date of grant. In June of 2011, 2010 and 2009, we issued 6,657, 7,672 and 9,583 shares of our common stock, respectively, valued pursuant to the Directors’ Plan at $350,000, $350,000 and $350,000, to our non-employee directors. We treat participants’ shares as issued and outstanding for basic and diluted earnings per share calculations.

Employee Stock Purchase Plan

We established our Employee Stock Purchase Plan (“ESPP”) in 2004 and amended and restated it on August 3, 2010. Under the
ESPP, all eligible full-time employees may purchase shares of our common stock at a 15% discount to the current market price.
Employees may allocate up to 25% of their base salary with a maximum annual participation amount of $25,000. If a participant sells any shares purchased under the ESPP within one year, we preclude that employee from participating in the
ESPP for one year from the date of sale. The source of shares issued to participants is treasury shares or authorized but previously unissued shares. The maximum number of shares that we may issue under the ESPP may not exceed 1,000,000, of which we have issued 47,410 as of December 31, 2011. Our ESPP is qualified under Section 423 of the Internal Revenue Code of 1986, as amended. We treat participants’ shares as issued and outstanding for basic and diluted earnings per share calculations.
Performance Share Plan

Our shareholders approved the Performance Share Plan (“PSP”) on May 20, 2008 and an amended and restated PSP on
May 26, 2010. The purpose of the PSP is to align further the interest of management with our long-term shareholders by including performance-based compensation, payable in shares of common stock, as a component of an executive’s annual compensation. The Committee administers the PSP and will (i) establish the performance goals, which may include but are not limited to, combined ratio, premium growth, growth within certain specific geographic areas and earnings per share or return on equity over the course of the upcoming three year period, (ii) determine the PSP participants, (iii) set the performance share units to be awarded to such participants, and (iv) set the rate at which performance share units will convert to shares of common stock based upon attainment of the performance goals. The number of shares of common stock that we may issue under the PSP is limited to 500,000 shares. In April 2011, we issued 32,957 shares under the PSP.
Stock Option Plan
We established our Stock Option Plan (the “SOP”) with 2,000,000 shares (subject to anti-dilution provisions) of our common stock reserved for issuance under the SOP. The Committee administers the plan. Each member of the Committee is an “outside director,” as defined under Section 162(m) of the Code and is a “Non-employee Director” as defined in Rule 16b-3(b) promulgated under the Securities Exchange Act of 1934.
We amended and restated the SOP on May 20, 2008 to prohibit any future grant of stock options from the plan after that date. We amended the plan again on August 2, 2011. We have not granted options under this plan since 2004. We generally granted options with an exercise price equal to the closing price of our stock at the date of grant with a 10-year contractual life. All of the options under this plan have fully vested. Subject to specific limitations contained in the SOP, our Board of Directors has the ability to amend, suspend or terminate the plan at any time without shareholder approval. The SOP will continue in effect until the exercise or expiration of all options granted under the plan.
We used the modified Black-Scholes model to estimate the value of employee stock options on the date of grant that used the assumptions noted below. We base expected volatilities on historical volatilities of our stock. We judgmentally selected the expected option life to be 7.5 years, which is also the midpoint between the last vesting date and the end of the contractual term. We based the risk-free rate for periods within the contractual life of the options on the U.S. Treasury yield curve in effect at the time of grant. We based the dividend yield on expected dividends at the time of grant.
Optionees must make payment for shares purchased upon exercise of an option in cash. Optionees are permitted to make payment by delivery of shares of common stock already owned by the optionee having a fair market value equal to the cash option price of the shares, by assigning the proceeds of a sale or loan with respect to some or all of the shares being acquired (subject to applicable law), by a combination of the foregoing or by any other method. We have a policy of issuing new stock for the exercise of stock options.
Persons who received options incurred no federal income tax liability at the time of grant. Persons exercising nonqualified options recognize taxable income, and we have a tax deduction at the time of exercise to the extent of the difference between market price on the day of exercise and the exercise price. Persons exercising incentive stock options defer the recognition of taxable income until they sell the underlying common stock. Sales within two years of the date of grant or one year of the date of exercise result in taxable income to the holder and a deduction for us, both measured by the difference between the market price at the time of sale and the exercise price. Sales after such period are treated as capital transactions to the holder, and we receive no deduction. The foregoing is only a summary of the federal income tax rules applicable to options granted under the plan and is not intended to be complete. In addition, this summary does not discuss the effect of the income or other tax laws of any state or foreign country in which a participant may reside.

There were no options granted during 2011, 2010 or 2009. We estimated the weighted-average grant date fair value of options granted during 2004 and 2003 using the modified Black-Scholes valuation model and the following weighted-average assumptions:

	2004 Grants	2003 Grants
Weighted-average grant date fair value	$13.87	$5.97
Dividend yield	0.7%	1.4%
Expected volatility	33.0%	33.0%
Risk-free interest rate	4.3%	4.0%
Expected life	7.5 years	7.5 years
Weighted-average grant exercise price	$33.56	$16.11
Outstanding as of December 31, 2011	79,050	113,405
The following table describes activity for our SOP for the twelve-month period ended December 31, 2011:

Options	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in years)	Aggregate Intrinsic Value (a) (in millions)
Outstanding as of January 1, 2011	238,758	$22.52
Granted	0
Exercised	(46,303)	18.88
Forfeited	0
Outstanding as of December 31, 2011	192,455	$23.40	1.55	$6.4
Vested as of December 31, 2011	192,455	$23.40	1.55	$6.4
Exercisable as of December 31, 2011	192,455	$23.40	1.55	$6.4

(a)	The intrinsic value for the stock options is calculated based on the difference between the exercise price of the underlying awards and our closing stock price as of the reporting date.
Cash received from option exercises for the years ended December 31, 2011, 2010 and 2009 were $0.9 million, $0.9 million and $0.5 million, respectively. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009, was approximately $1.8 million, $1.9 million and $0.6 million, respectively.
The total fair value of stock options that vested during the year ended December 31, 2009 was approximately $0.5 million. No stock options vested during 2010 or 2011.

The amount of total compensation cost, by plan, for share-based compensation arrangements is as follows (in thousands):

	Twelve months ended December 31,
	2011		2010		2009
	Expense Recognized in Income	Tax Benefit	Expense Recognized in Income	Tax Benefit	Expense Recognized in Income	Tax Benefit
Restricted Stock Plan	$960	$336	$795	$278	$795	$278
Non-employee Directors’ Stock Ownership Plan	350	123	350	123	350	123
Employee Stock Purchase Plan	42	0	36	0	33	0
Performance Share Plan	2,872	1,005	2,330	816	218	76
Stock Option Plan	0	0	0	0	(43)	(15)
Total	$4,224	$1,464	$3,511	$1,216	$1,353	$462